LOSS PER ORDINARY SHARE	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
LOSS PER ORDINARY SHARE
LOSS PER ORDINARY SHARE	NOTE 9 - EARNING PER SHARE: The basic and diluted earnings (loss) per share are the same since the effect of all potentially diluted ordinary shares for all reporting periods is anti-dilutive.

NOTE 25 - LOSS PER ORDINARY SHARE:

a.	Basic

The basic loss per share is calculated by dividing the loss by the weighted average number of ordinary shares in issue during the period.

The following is data taken into account in the computation of basic loss per share:

	Year Ended December 31,
	2022	2021	2020
Loss (U.S. dollars in thousands)	71,669	97,744	76,173
Weighted average number of ordinary shares outstanding during the period (in thousands)	619,299	465,273	364,276
Basic loss per share (U.S. dollars)	0.12	0.21	0.21

b.	Diluted

Diluted loss per share is calculated by adjusting the weighted average number of ordinary shares outstanding, assuming conversion of all potentially dilutive ordinary shares, using the treasury stock method. The Company had two categories of potentially dilutive ordinary shares: warrants issued to investors and options issued to employees and service providers. The effect of these options and warrants for all reporting years is anti-dilutive.